EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
EARNINGS PER SHARE [Text Block]

14. EARNINGS PER SHARE

The calculation of basic and diluted earnings (loss) per share for the relevant years is based on the following:

	December 31,	December 31,	December 31,
	2020	2019	2018
Net income (loss) for the year	$(1,307,890)	$3,334,043	$194,453
Basic weighted average number of common shares outstanding	47,170,086	47,170,086	47,117,369
Effect on dilutive securities:
Options	—	1,016,436	334,275
Diluted weighted average number of common shares outstanding	47,170,086	48,186,522	47,451,644
Basic income (loss) per share	$(0.03)	$0.07	$0.00
Diluted income (loss) per share	$(0.03)	$0.07	$0.00